SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS (Details) (Parenthetical) - $ / shares	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price	$ 20.00	$ 24.00	$ 29.76
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price	$ 56.00	$ 56.00